Intangible Assets (Details 2) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Intangible assets and goodwill [abstract]
Broadcasting rights, net of rights exercised	₪ 60	[1]	₪ 454
Fixed assets	559
Intangible assets	106
Subscriber acquisition (assessed under IFRS 15)	29
Rights of use for leased assets	3
Total impairment recognized in the statements of DBS	1,100
Customer relations and branding	505
Goodwill	33
Total impairment loss of assets	1,638
Write-off of deferred tax attributed to customer relations and branding	(114)
Total impairment loss of multi-channel television cash-generating unit after tax	₪ 1,524

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1